Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of effect of adoption of new guidance on the consolidated balance sheet and statement of operations

The effect of adoption of this new guidance on the December 31, 2011 consolidated balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$549	$(320)	$229
Total assets	334,588	(320)	334,268
Deferred income taxes, net	485	(112)	373
Total liabilities	277,047	(112)	276,935
Retained earnings	2,393	(208)	2,185
Total stockholder's equity	57,541	(208)	57,333
Total liabilities and stockholder's equity	334,588	(320)	334,268

The effect of adoption of this new guidance on the December 31, 2010 balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$461	$(301)	$160
Total assets	321,866	(301)	321,565
Deferred income taxes, net	450	(106)	344
Total liabilities	267,485	(106)	267,379
Retained earnings	4,983	(195)	4,788
Total stockholder's equity	54,381	(195)	54,186
Total liabilities and stockholder's equity	321,866	(301)	321,565

The effect of adoption of this new guidance on the statement of operations for the year ended December 31, 2011 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Amortization of deferred acquisition costs	$778	$(450)	$328
Underwriting, general and administrative expenses	10,149	469	10,618
Total benefits, losses and expenses	43,141	19	43,160
Income before provision for income taxes	1,570	(19)	1,551
Provision for income taxes	(221)	(6)	(227)
Net income	1,791	(13)	1,778

The effect of adoption of this new guidance on the statement of operations for the year ended December 31, 2010 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Amortization of deferred acquisition costs	$831	$(396)	$435
Underwriting, general and administrative expenses	12,961	396	13,357